Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Derivative and Hedging Instruments
Note 4    Derivative and Hedging Instruments
Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, other financial instruments, commodity prices or indices. The Company uses derivatives including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate permissible investments.
Swaps are
over-the-counter
(“OTC”) contractual agreements between the Company and a third-party to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.
Forward and futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency or other underlying commodity on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.
Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.
See variable annuity dynamic hedging strategy in the “Risk Management and Risk Factors” section of the Company’s 2021 MD&A for an explanation of the Company’s dynamic hedging strategy for its variable annuity product guarantees.
(a) Fair value of derivatives
The pricing models used to value OTC derivatives are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and market volatility. The significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data and are classified as Level 2. Inputs that are observable generally include interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data and these derivatives are classified as Level 3. Inputs that are unobservable generally include broker quoted prices, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The Company’s use of unobservable inputs is limited and the impact on derivative fair values does not represent a material amount as evidenced by the limited amount of Level 3 derivatives. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after considering the effects of netting agreements and collateral arrangements.
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2021			2020
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$–	$–	$–	$82	$1	$–
	Foreign currency swaps	57	1	1	57	–	4
Cash flow hedges	Foreign currency swaps	1,251	5	379	1,756	24	468
	Equity contracts	145	10	–	127	6	–
Net investment hedges	Forward contracts	671	9	–	628	1	10
Total derivatives in qualifying hedge accounting relationships		2,124	25	380	2,650	32	482
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	300,556	11,832	7,347	287,182	21,332	12,190
	Interest rate futures	11,944	–	–	16,750	–	–
	Interest rate options	10,708	514	–	11,622	663	–
	Foreign currency swaps	36,405	790	1,722	31,491	838	1,659
	Currency rate futures	3,086	–	–	3,467	–	–
	Forward contracts	45,295	2,674	562	38,853	3,833	565
	Equity contracts	18,577	1,667	27	15,738	1,092	66
	Credit default swaps	44	1	–	241	3	–
	Equity futures	11,359	–	–	10,984	–	–
Total derivatives not designated in qualifying hedge accounting relationships		437,974	17,478	9,658	416,328	27,761	14,480
Total derivatives		$440,098	$17,503	$10,038	$418,978	$27,793	$14,962
The total notional amount above includes $258 billion (2020 – $274 billion) which refer to interest rates impacted under the interest rate benchmark reform, with a significant majority to USD LIBOR, CDOR and JPY LIBOR. Exposures indexed to USD LIBOR represent derivatives with a maturity date beyond June 30, 2023 while exposures to CDOR and JPY LIBOR represent derivatives with a maturity date beyond December 31, 2021. The exposure in the Company’s hedge accounting programs is primarily to USD LIBOR and CDOR benchmarks. Compared to the overall risk exposure, the effect of interest rate benchmark reform on existing accounting hedges is not significant. The Company continues to apply high probability and high effectiveness expectation assumptions for cash flows and there would be no automatic de-designation
due to the impact from interest rate benchmark reform.
The following table presents the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 8).

	Remaining term to maturity
As at December 31, 2021	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$2,500	$1,803	$1,000	$12,200	$17,503
Derivative liabilities	294	387	379	8,978	10,038

	Remaining term to maturity
As at December 31, 2020	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,656	$3,524	$1,228	$21,385	$27,793
Derivative liabilities	386	250	555	13,771	14,962
The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2021	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$4,554	$21,884	$90,592	$117,030	$12,112	$(7,717)	$4,395	$1,582	$29
Cleared swap contracts	21,722	27,665	134,139	183,526	441	(453)	(12)	–	–
Forward contracts	14,636	15,791	741	31,168	2,625	(483)	2,142	299	5
Futures	11,944	–	–	11,944	–	–	–	–	–
Options purchased	1,406	2,789	6,513	10,708	515	–	515	113	9
Subtotal	54,262	68,129	231,985	354,376	15,693	(8,653)	7,040	1,994	43
Foreign exchange
Swap contracts	1,941	8,869	26,903	37,713	801	(2,181)	(1,380)	1,302	25
Forward contracts	14,798	–	–	14,798	58	(79)	(21)	85	–
Futures	3,086	–	–	3,086	–	–	–	–	–
Credit derivatives	11	33	–	44	1	–	1	–	–
Equity contracts
Swap contracts	669	323	–	992	57	(10)	47	29	–
Futures	11,359	–	–	11,359	–	–	–	–	–
Options purchased	10,974	6,716	40	17,730	1,616	(17)	1,599	766	8
Subtotal including accrued interest	97,100	84,070	258,928	440,098	18,226	(10,940)	7,286	4,176	76
Less accrued interest	–	–	–	–	723	(902)	(179)	–	–
Total	$97,100	$84,070	$258,928	$440,098	$17,503	$(10,038)	$7,465	$4,176	$76

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2020	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$7,567	$20,852	$110,166	$138,585	$21,803	$(12,816)	$8,987	$2,607	$73
Cleared swap contracts	2,314	18,784	127,581	148,679	432	(424)	8	–	–
Forward contracts	11,092	18,355	1,259	30,706	3,739	(462)	3,277	629	12
Futures	16,750	–	–	16,750	–	–	–	–	–
Options purchased	1,572	3,922	6,128	11,622	664	–	664	138	4
Subtotal	39,295	61,913	245,134	346,342	26,638	(13,702)	12,936	3,374	89
Foreign exchange
Swap contracts	1,670	8,490	23,144	33,304	855	(2,195)	(1,340)	1,112	23
Forward contracts	8,741	34	–	8,775	95	(113)	(18)	56	–
Futures	3,467	–	–	3,467	–	–	–	–	–
Credit derivatives	192	49	–	241	3	–	3	–	–
Equity contracts
Swap contracts	1,227	289	–	1,516	43	(51)	(8)	27	–
Futures	10,984	–	–	10,984	–	–	–	–	–
Options purchased	8,168	6,181	–	14,349	1,051	(15)	1,036	500	5
Subtotal including accrued interest	73,744	76,956	268,278	418,978	28,685	(16,076)	12,609	5,069	117
Less accrued interest	–	–	–	–	892	(1,114)	(222)	–	–
Total	$73,744	$76,956	$268,278	$418,978	$27,793	$(14,962)	$12,831	$5,069	$117

(1)
Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.
The total notional amount of $440 billion (2020 – $419 billion) includes $121 billion (2020 – $131 billion) related to derivatives utilized in the Company’s variable annuity guarantee dynamic hedging and macro risk hedging programs. Due to the Company’s variable annuity hedging practices, many trades are in offsetting positions, resulting in materially lower net fair value exposure to the Company than what the gross notional amount would suggest.
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2021	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$14,971	$–	$12,510	$2,461
Foreign exchange contracts	854	–	854	–
Equity contracts	1,677	–	1,616	61
Credit default swaps	1	–	1	–
Total derivative assets	$17,503	$–	$14,981	$2,522
Derivative liabilities
Interest rate contracts	$7,829	$–	$7,419	$410
Foreign exchange contracts	2,182	–	2,181	1
Equity contracts	27	–	17	10
Total derivative liabilities	$10,038	$–	$9,617	$421

As at December 31, 2020	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$25,735	$–	$21,902	$3,833
Foreign exchange contracts	957	–	957	–
Equity contracts	1,098	–	1,051	47
Credit default swaps	3	–	3	–
Total derivative assets	$27,793	$–	$23,913	$3,880
Derivative liabilities
Interest rate contracts	$12,652	$–	$12,271	$381
Foreign exchange contracts	2,244	–	2,239	5
Equity contracts	66	–	15	51
Total derivative liabilities	$14,962	$–	$14,525	$437
Level 3 roll forward information for net derivative contracts measured using significant unobservable inputs is disclosed in note 3(g).
(b) Hedging relationships
The Company uses derivatives for economic hedging purposes. In certain circumstances, these hedges also meet the requirements of hedge accounting. Risk management strategies eligible for hedge accounting are designated as fair value hedges, cash flow hedges or net investment hedges, as described below.
Fair value hedges
The Company uses interest rate swaps to manage its exposure to changes in the fair value of fixed rate financial instruments due to changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both.
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2021	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$–	$–	$–
Foreign currency swaps	Fixed rate assets	4	(2)	2
Total		$4	$(2)	$2

For the year ended December 31, 2020	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$4	$(2)	$2
Foreign currency swaps	Fixed rate assets	(2)	3	1
Total		$2	$1	$3
Cash flow hedges
The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and foreign currency forward contracts to hedge the variability from foreign currency financial instruments and foreign currency expenses. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2021	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(1)	$(1)	$–
	Floating rate liabilities	89	3	–
	Fixed rate liabilities	(19)	(21)	–
Equity contracts	Stock-based compensation	5	5	–
Total		$74	$(14)	$–

For the year ended December 31, 2020	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$1	$–	$–
	Floating rate liabilities	(64)	14	–
	Fixed rate liabilities	(14)	(2)	–
Equity contracts	Stock-based compensation	(2)	16	–
Total		$(79)	$28	$–
The Company anticipates that net losses of approximately $42 will be reclassified from AOCI to net income within the next 12 months. The maximum time frame for which variable cash flows are hedged is 15 years.
Hedges of net investments in foreign operations
The Company primarily uses forward currency contracts, cross currency swaps and non-functional
currency denominated debt to manage its foreign currency exposures to net investments in foreign operations.
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2021	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$61	$–	$–
Forward contracts	59	–	–
Total	$120	$–	$–
For the year ended December 31, 2020	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$161	$–	$–
Forward contracts	(53)	–	–
Total	$108	$–	$–
(c) Derivatives not designated in qualifying hedge accounting relationships
Derivatives used in portfolios supporting insurance contract liabilities are generally not designated in qualifying hedge accounting relationships because the change in the value of the insurance contract liabilities economically hedged by these derivatives is recorded through net income. Since changes in fair value of these derivatives and related hedged risks are recognized in investment income as they occur, they generally offset the change in hedged risk to the extent the hedges are economically effective. Interest rate and cross currency swaps are used in the portfolios supporting insurance contract liabilities to manage duration and currency risks.

Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2021	2020
Interest rate swaps	$(1,986)	$2,423
Interest rate futures	(687)	894
Interest rate options	(133)	291
Foreign currency swaps	(166)	(55)
Currency rate futures	66	(47)
Forward contracts	(1,751)	3,785
Equity futures	(2,140)	(1,111)
Equity contracts	871	322
Credit default swaps	(2)	(4)
Total	$(5,928)	$6,498
(d) Embedded derivatives
Certain insurance contracts contain features that are classified as embedded derivatives and are measured separately at FVTPL, including reinsurance contracts related to guaranteed minimum income benefits and contracts containing certain credit and interest rate features.
Certain reinsurance contracts related to guaranteed minimum income benefits contain embedded derivatives requiring separate measurement at FVTPL as the financial component contained in the reinsurance contracts does not contain significant insurance risk. As at December 31, 2021, reinsurance ceded guaranteed minimum income benefits had a fair value of $734 (2020 – $1,007) and reinsurance assumed guaranteed minimum income benefits had a fair value of $86 (2020 – $112). Claims recovered under reinsurance ceded contracts offset claims expenses and claims paid on the reinsurance assumed are reported as contract benefits.
The Company’s credit and interest rate embedded derivatives promise to pay the returns on a portfolio of assets to the contract holder. These embedded derivatives contain credit and interest rate risks that are financial risks embedded in the underlying insurance contract. As at December 31, 2021, these embedded derivatives had a fair value of $11 (2020 – $(229)).
Other financial instruments classified as embedded derivatives but exempt from separate measurement at fair value include variable universal life and variable life products’ minimum guaranteed credited rates, no lapse guarantees, guaranteed annuitization options, CPI indexing of benefits, and segregated fund minimum guarantees other than reinsurance ceded/assumed guaranteed minimum income benefits. These embedded derivatives are measured and reported within insurance contract liabilities and are exempt from separate fair value measurement as they contain insurance risk and/or are closely related to the insurance host contract.